Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005559 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005559 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005559 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005559 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005559 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005559 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005559 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005559 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005559 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005559 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000005559 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005559 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005559 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005559 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005559 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005559 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005559 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005559 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005559 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005559 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000005560 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005560 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005560 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005560 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005560 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005560 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005560 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005560 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005560 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005560 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000005560 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005560 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005560 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005560 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005560 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005560 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005560 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005560 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005560 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005560 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000193190 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193190 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193190 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193190 | California
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193190 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193190 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193190 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193190 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193190 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193190 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000193190 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193190 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193190 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000193190 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000193190 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193190 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193190 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000193190 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193190 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000193190 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	17.40%